Property, plant and equipment - Text details (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [Line Items]
Property, plant and equipment	€ 2,217	€ 2,452	€ 2,483
Additions	564	637
Committed future leases not yet commenced	0	0
Minimum payments under sale-and-leaseback arrangements	29	43
Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment	1,465	1,565	€ 1,565
Additions	461	448
Property, plant and equipment | Property, plant and equipment subject to operating leases [member]
Property, plant and equipment [Line Items]
Property, plant and equipment	143	135
Additions	€ 135	€ 131